AB Core Opportunities Fund, Inc.

Portfolio of Investments

February 28, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Information Technology – 28.6%
Communications Equipment – 4.0%
Arista Networks, Inc.(a)	27,110	$3,327,210
Ciena Corp.(a)	44,830	3,067,269
F5, Inc.(a)	7,603	1,527,062

		7,921,541

Electronic Equipment, Instruments & Components – 2.2%
IPG Photonics Corp.(a)	5,443	709,495
Keysight Technologies, Inc.(a)	11,640	1,831,787
Zebra Technologies Corp. - Class A(a)	4,170	1,723,628

		4,264,910

IT Services – 6.3%
EPAM Systems, Inc.(a)	4,450	924,487
FleetCor Technologies, Inc.(a)	13,960	3,269,432
Maximus, Inc.	34,689	2,735,575
Visa, Inc. - Class A	25,338	5,476,049

		12,405,543

Semiconductors & Semiconductor Equipment – 7.1%
Entegris, Inc.	22,111	2,885,043
Lam Research Corp.	2,950	1,655,983
MKS Instruments, Inc.	12,350	1,859,910
QUALCOMM, Inc.	43,362	7,457,830

		13,858,766

Software – 9.0%
Adobe, Inc.(a)	5,243	2,452,046
Manhattan Associates, Inc.(a)	21,936	2,932,404
Microsoft Corp.	40,950	12,235,451

		17,619,901

		56,070,661

Health Care – 18.5%
Biotechnology – 6.0%
Amgen, Inc.	19,070	4,318,974
Regeneron Pharmaceuticals, Inc.(a)	4,372	2,703,470
Vertex Pharmaceuticals, Inc.(a)	20,980	4,825,819

		11,848,263

Health Care Providers & Services – 4.6%
UnitedHealth Group, Inc.	18,956	9,020,592

Life Sciences Tools & Services – 3.5%
Bio-Rad Laboratories, Inc. - Class A(a)	3,960	2,478,802
PerkinElmer, Inc.	24,030	4,316,028

		6,794,830

Company	Shares	U.S. $ Value

Pharmaceuticals – 4.4%
Roche Holding AG (Sponsored ADR)	103,810	$4,902,946
Zoetis, Inc.	19,800	3,834,270

		8,737,216

		36,400,901

Industrials – 14.3%
Aerospace & Defense – 5.3%
Hexcel Corp.	20,607	1,193,145
Raytheon Technologies Corp.	48,834	5,015,252
Textron, Inc.	57,673	4,217,627

		10,426,024

Commercial Services & Supplies – 0.6%
Copart, Inc.(a)	9,190	1,129,267

Electrical Equipment – 2.3%
Emerson Electric Co.	41,426	3,849,304
Hubbell, Inc.	4,009	714,604

		4,563,908

Machinery – 2.1%
Altra Industrial Motion Corp.	19,125	812,239
Westinghouse Air Brake Technologies Corp.	35,530	3,297,894

		4,110,133

Professional Services – 0.7%
Leidos Holdings, Inc.	12,480	1,270,963

Road & Rail – 2.1%
Knight-Swift Transportation Holdings, Inc.	76,860	4,187,333

Trading Companies & Distributors – 1.2%
MSC Industrial Direct Co., Inc. - Class A	31,316	2,426,364

		28,113,992

Consumer Discretionary – 11.5%
Distributors – 2.3%
LKQ Corp.	99,010	4,648,519

Household Durables – 3.3%
DR Horton, Inc.	38,600	3,296,440
NVR, Inc.(a)	633	3,138,693

		6,435,133

Internet & Direct Marketing Retail – 2.2%
Amazon.com, Inc.(a)	1,190	3,654,799
Etsy, Inc.(a)	4,220	653,636

		4,308,435

Specialty Retail – 3.3%
Home Depot, Inc. (The)	10,630	3,357,273
Murphy USA, Inc.	7,370	1,332,054
Ulta Beauty, Inc.(a)	4,640	1,737,680

		6,427,007

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.(a)	2,580	$744,691

		22,563,785

Communication Services – 10.6%
Diversified Telecommunication Services – 4.1%
Comcast Corp. - Class A	76,104	3,558,623
Verizon Communications, Inc.	82,260	4,414,894

		7,973,517

Interactive Media & Services – 6.5%
Alphabet, Inc. - Class C(a)	4,217	11,376,707
Meta Platforms, Inc. - Class A(a)	6,560	1,384,357

		12,761,064

		20,734,581

Financials – 8.5%
Banks – 3.0%
JPMorgan Chase & Co.	35,900	5,090,620
Wells Fargo & Co.	13,880	740,776

		5,831,396

Capital Markets – 2.9%
Goldman Sachs Group, Inc. (The)	16,920	5,774,627

Diversified Financial Services – 2.6%
Berkshire Hathaway, Inc. - Class B(a)	15,970	5,133,556

		16,739,579

Real Estate – 2.2%
Real Estate Management & Development – 2.2%
CBRE Group, Inc. - Class A(a)	44,920	4,350,502

Consumer Staples – 2.0%
Food & Staples Retailing – 2.0%
Walmart, Inc.	28,330	3,829,083

Energy – 1.7%
Energy Equipment & Services – 0.8%
Helmerich & Payne, Inc.	44,513	1,612,706

Oil, Gas & Consumable Fuels – 0.9%
EOG Resources, Inc.	14,940	1,716,904

		3,329,610

Materials – 0.7%
Metals & Mining – 0.7%
Steel Dynamics, Inc.	18,660	1,317,023

Total Common Stocks (cost $148,023,106)		193,449,717

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $4,546,094)	4,546,094	$4,546,094

Total Investments – 100.9% (cost $152,569,200)(e)		197,995,811
Other assets less liabilities – (0.9)%		(1,677,307)

Net Assets – 100.0%		$196,318,504

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,530,141 and gross unrealized depreciation of investments was $(3,103,530), resulting in net unrealized appreciation of $45,426,611.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$193,449,717	$—	$—	$193,449,717
Short-Term Investments	4,546,094	—	—	4,546,094

Total Investments in Securities	197,995,811	—	—	197,995,811
Other Financial Instruments(b)	—	—	—	—

Total	$197,995,811	$—	$—	$197,995,811

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,952	$23,657	$25,063	$4,546	$0	*

*	Amount less than $500.